Note 13 - Share-based Compensation	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
13.	Share-based compensation

The Company granted a total of 801,291 and 901,499 share options, and nil and 1,426 restricted shares, respectively, for the three and six months ended June 30, 2021.

The following table summarizes total share-based compensation expense recognized for the three and six months ended June 30, 2020 and 2021:

	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
	$	$	$	$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Research and development	568	899	3,751	907
General and administrative	268	1,527	555	2,641

Total	836	2,426	4,306	3,548